Segment Reporting (Tables)	12 Months Ended
Feb. 02, 2013
Percentage of Net Sales Represented by Each Product Group

product grouping. The percentage of net sales represented by each product group for fiscal 2010 and fiscal 2011 give effect to these re-assignments. The percentage of net sales represented by each product group for each of the last three fiscal years was as follows:

Sales by Product Group	Percentage of Net Sales
	Fiscal Year
	2010	2011	2012
Leisure	50.6%	50.6%	52.6%
Fashion and home	32.2%	31.7%	30.3%
Party and snack	17.2%	17.7%	17.1%

Total	100.0%	100.0%	100.0%